Guarantee (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2019	Oct. 31, 2018	Aug. 31, 2018
Guarantees and Product Warranties [Abstract]
Short-term loan	¥ 50,000		¥ 100,000
Unsecured bearing interest rate		12.00%